Parent company only condensed financial information - Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncurrent assets
Total non-current assets	¥ 1,945,541	¥ 2,268,514
Current assets
Prepayments and other receivables	443,328	528,277
Cash and cash equivalents	3,055,194	1,077,875	¥ 565,027	¥ 847,767
Total current assets	8,939,717	7,658,807
Total assets	10,885,258	9,927,321
Equity
Share capital	78	73
Shares held for share option scheme	(87,714)	(88,280)
Reserves	10,639,931	8,461,637	6,151,453	1,200,376
Accumulated loss	(5,356,926)	(4,003,318)
Equity attributable to equity owners of the Company	5,195,369	4,370,112
Noncurrent liabilities
Total non-current liabilities	433,277	466,864
Current liabilities
Unpaid business acquisition consideration of View Foundation	48,000	48,000
Accrued expenses	1,547,781	1,075,576
Total current liabilities	5,166,698	4,939,916
Total liabilities	5,599,975	5,406,780
Total equity and liabilities	10,885,258	9,927,321
Parent company
Noncurrent assets
Investment in subsidiaries	4,013,254	3,816,927
Total non-current assets	4,013,254	3,816,927
Current assets
Amount due from subsidiaries	1,350,654	85,694
Prepayments and other receivables	446	2,540
Cash and cash equivalents	31,857	634,507	¥ 159,644	¥ 431,257
Total current assets	1,382,957	722,741
Total assets	5,396,211	4,539,668
Equity
Share capital	78	73
Shares held for share option scheme	(87,714)	(88,280)
Reserves	10,639,931	8,461,637
Accumulated loss	(5,356,926)	(4,003,318)
Equity attributable to equity owners of the Company	5,195,369	4,370,112
Noncurrent liabilities
Amounts payable for purchase of shares held for share option scheme	88,280	88,280
Total non-current liabilities	88,280	88,280
Current liabilities
Unpaid business acquisition consideration of View Foundation	48,000	48,000
Accrued expenses	64,562	33,276
Total current liabilities	112,562	81,276
Total liabilities	200,842	169,556
Total equity and liabilities	¥ 5,396,211	¥ 4,539,668